Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2014
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2014 and December 31, 2013, consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	$67,417	$(16,184)	$51,233
Additions	—	(7,014)	(7,014)
Accelerated amortization*	(10,347)	6,299	(4,048)

Balance at December 31, 2013	$57,070	$(16,899)	$40,171
Additions	—	(4,742)	(4,742)
Disposals***	(44,877)	12,748	(32,129)
Write-off**	(1,695)	1,695	—
Balance at December 31, 2014	$10,498	$(7,198)	$3,300

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	$(5,819)	$1,574	$(4,245)

Additions	—	684	684

Balance at December 31, 2013	$(5,819)	$2,258	$(3,561)

Additions	—	683	683

Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)

Amortization (expense) /income of favorable and unfavorable lease terms for the years ended December 31, 2014, 2013 and 2012 is presented in the following table:

	December 31, 2014	December 31, 2013	December 31, 2012

Unfavorable lease terms	$683	$684	$683
Favorable lease terms charter-out(*)	(4,742)	(11,062)	(8,646)

Total	$(4,059)	$(10,378)	$(7,963)

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(1,673)	$(1,627)	$—	$—	$—	$—	$(3,300)
Unfavorable lease terms	683	683	683	684	145	—	2,878

Total	$(990)	$(944)	$683	$684	$145	$—	$(422)

The aggregate amortizations of acquired intangibles will be as follows:

(*) Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of comprehensive income/ (loss) under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.
(**) On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.
(***) On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of the four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1). The carrying amount of the favorable leases was $32,129.